Related Party Loans (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Related Party Loans (Tables) [Line Items]
Schedule of Advance to a Related Company
	September 30, 2024	September 30, 2023

Advances to a related company	$-	$97,882

Schedule of Principal Amount, Maturity Date and Interest Rate for the Loans	The principal amount, maturity date and interest rate for the loans are shown in the table below:
Lender	Principal	Interest Rate	Lending Date	Due Date
Lee Ping Wei	$118,694	15% p.a	May 28, 2025	Due on demand
Lee Ping Wei	$71,217	15% p.a	June 3, 2025	Due on demand
Lee Ping Wei	$71,217	15% p.a	June 10, 2025	Due on demand
Lee Ping Wei	$118,694	15% p.a	June 16, 2025	Due on demand
Lee Ping Wei	$118,694	15% p.a	June 26, 2025	Due on demand
The principal amount, maturity date and interest rate for the loans are shown in the table below:
Lender	Principal	Interest Rate	Lending Date	Due
Aw Jeen Rong	$106,744	8% p.a	August 4, 2024	February 4, 2025 (extended to April 30, 2026)
Aw Jeen Rong	$145,560	8% p.a	August 15, 2024	February 15, 2025 (extended to April 30, 2026)
The principal amount, maturity date and interest rate for the loans are shown in the table below:
Lender	Principal	Interest Rate	Lending Date	Due
Liu Yu	$103,469	8% p.a	September 4, 2024	March 5, 2025 (extended to April 30, 2026)

Schedule of Debt and Interest Payable
	June 30, 2025 (unaudited)	September 30, 2024
Total interest payable	$15,711	$2,145
Total debt and interest payable	314,821	254,449
	June 30, 2025 (unaudited)	September 30, 2024
Total interest payable	$7,074	$408
Total debt and interest payable	159,382	103,877

Schedule of Payables to Directors

Mr. Lim Hooi Beng and Mr. Aw Jeen Rong are the prior shareholders of the Company.

	June 30, 2025 (unaudited)	September 30, 2024
Lim Hooi Beng*	$3,003,003	$2,152,588
Aw Jeen Rong	7,122	7,278
Payables to prior shareholders	$3,010,125	$2,159,866

*	Mr. Lim Hooi Beng resigned as director of Graphjet on May 5, 2025.

Payables to a prior shareholder

	June 30, 2025 unaudited	September 30, 2024
Lim Hooi Beng	$3,575,716	$-

Schedule of Debt and Interest Payable
	June 30, 2025	September 30,
	(unaudited)	2024
Total interest payable	$4,117	$-
Total debt and interest payable	502,633	-

Previously Reported [Member]
Related Party Loans (Tables) [Line Items]
Schedule of Debt and Interest Payable
	September 30,	September 30,
	2024	2023
Total interest payable	$2,145	$-
Total debt and interest payable	254,449	-
	September 30,	September 30,
	2024	2023
Total interest payable	$408	$-
Total debt and interest payable	103,877	-

Schedule of Payables to Directors

Mr. Lim Hooi Beng and Mr. Aw Jeen Rong are the shareholders of the Company and directors of Graphjet.

	September 30,	September 30,
	2024	2023
Lim Hooi Beng	$2,152,588	$2,225,387
Aw Jeen Rong	7,278	6,394
Payables to directors	$2,159,866	$2,231,781